UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    McDonald Capital Investors Inc.
Address: 4 Orinda Way, Suite 120-D
         Orinda, CA  94563

13F File Number:  28-06004

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Andrew J. McDonald
Title:     President
Phone:     925-258-5401

Signature, Place, and Date of Signing:

     /s/  Andrew J. McDonald     Orinda, CA     August 07, 2007

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     30

Form13F Information Table Value Total:     $940,708 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
21ST CENTY INS GROUP           COM              90130N103      240    11000 SH       SOLE                    11000        0        0
AMERICAN INTL GROUP INC        COM              026874107     4524    64600 SH       SOLE                    64600        0        0
BED BATH & BEYOND INC          COM              075896100    67594  1878140 SH       SOLE                  1878140        0        0
BIOMET INC                     COM              090613100     1052    23000 SH       SOLE                    23000        0        0
CARDINAL HEALTH INC            COM              14149Y108    52092   737426 SH       SOLE                   737426        0        0
CHEVRON CORP NEW               COM              166764100      438     5200 SH       SOLE                     5200        0        0
CITADEL BROADCASTING CORP      COM              17285T106     9355  1450378 SH       SOLE                  1450378        0        0
CLOROX CO DEL                  COM              189054109    76750  1235914 SH       SOLE                  1235914        0        0
COX RADIO INC                  CL A             224051102    14282  1002939 SH       SOLE                  1002939        0        0
CRESCENT REAL ESTATE EQUI      PFDCVA           227576204     2024    81400 SH       SOLE                    81400        0        0
EDWARDS AG INC                 COM              281760108      634     7500 SH       SOLE                     7500        0        0
EXXON MOBIL CORP               COM              30231G102      310     3696 SH       SOLE                     3696        0        0
GENERAL ELECTRIC CO            COM              369604103      294     7685 SH       SOLE                     7685        0        0
GREAT AMERN FINL RES INC       COM              389915109      339    14108 SH       SOLE                    14108        0        0
MAF BANCORP INC                COM              55261R108     1004    18504 SH       SOLE                    18504        0        0
MICROSOFT CORP                 COM              594918104   105873  3592564 SH       SOLE                  3592564        0        0
NEKTAR THERAPEUTICS            COM              640268108      996   105000 SH       SOLE                   105000        0        0
NIKE INC                       CL B             654106103    96402  1653838 SH       SOLE                  1653838        0        0
OHIO CAS CORP                  COM              677240103     1000    23100 SH       SOLE                    23100        0        0
PAYCHEX INC                    COM              704326107   133502  3412618 SH       SOLE                  3412618        0        0
PROGRESSIVE CORP OHIO          COM              743315103    79403  3318136 SH       SOLE                  3318136        0        0
SEALED AIR CORP NEW            COM              81211K100    57784  1862796 SH       SOLE                  1862796        0        0
SERVICEMASTER CO               COM              81760N109      788    51000 SH       SOLE                    51000        0        0
STRIDE RITE CORP               COM              863314100      225    11100 SH       SOLE                    11100        0        0
STRYKER CORP                   COM              863667101    28217   447250 SH       SOLE                   447250        0        0
UNITED PARCEL SERVICE INC      CL B             911312106    31590   432735 SH       SOLE                   432735        0        0
US BANCORP DEL                 COM NEW          902973304      329     9993 SH       SOLE                     9993        0        0
VIACOM INC NEW                 CL B             92553P201    38558   926214 SH       SOLE                   926214        0        0
WATERS CORP                    COM              941848103    40308   679047 SH       SOLE                   679047        0        0
WELLS FARGO & CO NEW           COM              949746101    94801  2695501 SH       SOLE                  2695501        0        0